Note 11 - Finance Lease Liabilities and Other Loans - Noncurrent and Current (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Non-current portion	$ 2,271	$ 4,032
Current portion	2,490	2,073
Finance leases [member]
Statement Line Items [Line Items]
Non-current portion	33	265
Current portion	196	2,073
Interest bearing loans [member]
Statement Line Items [Line Items]
Non-current portion	2,238	3,767
Current portion	1,802
Other loans [member]
Statement Line Items [Line Items]
Current portion	$ 492